Report Of The Directors Financial Review Risk Report - Wholesale lending: other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (Details) - Wholesale - Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments - Loans and advances to customers and banks - USD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 18,303	$ 11,434
ECL coverage	31.40%	31.30%
Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,387	$ 3,472
Collateral value	$ 352	$ 152
ECL coverage	6.80%	5.20%
Rated CRR/PD8 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,787	$ 2,499
ECL coverage	7.10%	5.80%
Rated CRR/PD8 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,107	$ 694
ECL coverage	5.20%	3.30%
Rated CRR/PD8 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 493	$ 279
ECL coverage	8.10%	4.70%
Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,916	$ 7,962
Collateral value	$ 1,623	$ 750
ECL coverage	41.70%	42.70%
Rated CRR/PD9 to 10 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,062	$ 4,991
ECL coverage	49.70%	48.50%
Rated CRR/PD9 to 10 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,003	$ 1,507
ECL coverage	18.10%	22.00%
Rated CRR/PD9 to 10 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,851	$ 1,464
ECL coverage	35.60%	44.00%
– UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,254	$ 3,571
ECL coverage	21.20%	23.70%
– UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,269	$ 720
Collateral value	$ 83	$ 34
ECL coverage	8.70%	6.90%
– UK | Rated CRR/PD8 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 924	$ 285
ECL coverage	8.70%	13.00%
– UK | Rated CRR/PD8 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 171	$ 382
ECL coverage	9.40%	2.60%
– UK | Rated CRR/PD8 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 174	$ 53
ECL coverage	9.20%	5.70%
– UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,985	$ 2,851
Collateral value	$ 337	$ 211
ECL coverage	25.20%	27.90%
– UK | Rated CRR/PD9 to 10 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,847	$ 1,930
ECL coverage	29.10%	34.10%
– UK | Rated CRR/PD9 to 10 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 585	$ 494
ECL coverage	7.90%	12.60%
– UK | Rated CRR/PD9 to 10 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 553	$ 427
ECL coverage	23.10%	17.60%
– Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,990	$ 808
ECL coverage	40.20%	63.40%
– Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 145	$ 83
Collateral value	$ 13	$ 6
ECL coverage	18.60%	12.00%
– Hong Kong | Rated CRR/PD8 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 103	$ 10
ECL coverage	25.20%	70.00%
– Hong Kong | Rated CRR/PD8 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15	$ 0
ECL coverage	0.00%	0.00%
– Hong Kong | Rated CRR/PD8 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 27	$ 73
ECL coverage	3.70%	2.70%
– Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,845	$ 725
Collateral value	$ 322	$ 64
ECL coverage	41.80%	69.20%
– Hong Kong | Rated CRR/PD9 to 10 | Not collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 865	$ 510
ECL coverage	66.00%	82.50%
– Hong Kong | Rated CRR/PD9 to 10 | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 388	$ 96
ECL coverage	11.60%	11.50%
– Hong Kong | Rated CRR/PD9 to 10 | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 592	$ 119
ECL coverage	26.40%	58.80%
– less than 50% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 269	$ 246
ECL coverage	4.10%	2.80%
– less than 50% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 644	$ 338
ECL coverage	24.20%	35.20%
– less than 50% | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 29	$ 120
ECL coverage	10.30%	1.70%
– less than 50% | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 151	$ 103
ECL coverage	8.60%	17.50%
– less than 50% | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 0
ECL coverage	0.00%	0.00%
– less than 50% | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 84	$ 10
ECL coverage	6.00%	0.00%
– 51% to 75% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 480	$ 189
ECL coverage	6.30%	4.20%
– 51% to 75% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 538	$ 377
ECL coverage	18.80%	22.80%
– 51% to 75% | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 87	$ 93
ECL coverage	6.90%	3.20%
– 51% to 75% | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 182	$ 198
ECL coverage	12.60%	8.60%
– 51% to 75% | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
– 51% to 75% | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 139	$ 30
ECL coverage	5.00%	3.30%
– 76% to 90% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 140	$ 97
ECL coverage	5.00%	2.10%
– 76% to 90% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 327	$ 373
ECL coverage	15.00%	23.60%
– 76% to 90% | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13	$ 42
ECL coverage	23.10%	2.40%
– 76% to 90% | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 211	$ 101
ECL coverage	1.90%	20.80%
– 76% to 90% | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14	$ 0
ECL coverage	0.00%	0.00%
– 76% to 90% | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 83	$ 40
ECL coverage	34.90%	7.50%
– 91% to 100% | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 218	$ 162
ECL coverage	4.10%	3.70%
– 91% to 100% | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 494	$ 419
ECL coverage	11.30%	9.10%
– 91% to 100% | – UK | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 42	$ 127
ECL coverage	9.50%	3.90%
– 91% to 100% | – UK | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 41	$ 92
ECL coverage	14.60%	7.60%
– 91% to 100% | – Hong Kong | Rated CRR/PD8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
– 91% to 100% | – Hong Kong | Rated CRR/PD9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 82	$ 16
ECL coverage	4.90%	0.00%